UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05379

Name of Fund: Royce Focus Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 - Schedule of Investments

ROYCE FOCUS TRUST
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 92.3%
	SHARES	VALUE

Consumer Products - 2.1%
Sports and Recreation - 2.1%
Winnebago Industries	65,000	$2,054,000

Total		2,054,000

Consumer Services - 4.4%
Direct Marketing - 2.8%
Nu Skin Enterprises Cl. A	125,000	2,813,750

Retail Stores - 1.6%
Big Lots a	60,000	721,200
Pier 1 Imports	50,000	911,500

		1,632,700

Total		4,446,450

Financial Intermediaries - 6.7%
Insurance - 4.7%
Alleghany Corporation a	10,200	2,825,400
ProAssurance Corporation a	47,155	1,862,622

		4,688,022

Other Financial Intermediaries - 2.0%
TSX Group	40,000	2,071,503

Total		6,759,525

Financial Services - 7.0%
Information and Processing - 3.4%
eFunds Corporation a	150,000	3,348,000

Investment Management - 3.6%
Gabelli Asset Management Cl. A	41,500	1,852,975
U.S. Global Investors Cl. A a,c	295,605	1,770,674

		3,623,649

Total		6,971,649

Health - 10.5%
Drugs and Biotech - 7.7%
Elan Corporation ADR a,b,c	274,900	890,676
Endo Pharmaceuticals Holdings a	114,900	2,590,995
Lexicon Genetics a	300,000	1,533,000
Myriad Genetics a,c	50,000	919,500
Orchid BioSciences a	150,000	1,764,000

		7,698,171

Medical Products and Devices - 2.8%
Arrow International	60,000	2,061,000
Caliper Life Sciences a,c	120,000	774,000

		2,835,000

Total		10,533,171

Industrial Products - 23.2%
Building Systems and Components - 3.7%
Simpson Manufacturing	120,000	3,708,000

Construction Materials - 2.6%
Florida Rock Industries	45,000	2,646,900

Machinery - 7.1%
Lincoln Electric Holdings	75,000	2,256,000
Pason Systems	100,000	3,128,745
Woodward Governor Company	24,400	1,749,480

		7,134,225

Metal Fabrication and Distribution - 9.8%
IPSCO	75,000	3,825,000
Metal Management	100,000	2,568,000
Schnitzer Steel Industries Cl. A	100,000	3,373,000

		9,766,000

Total		23,255,125

Industrial Services - 6.7%
Commercial Services - 3.3%
Carlisle Holdings a,c	250,000	1,657,600
West Corporation a,c	50,000	1,600,000

		3,257,600

Engineering and Construction - 2.3%
Dycom Industries a	100,000	2,299,000

Industrial Distribution - 1.1%
Ritchie Bros. Auctioneers	35,000	1,106,000

Total		6,662,600

Natural Resources - 21.2%
Energy Services - 11.3%
Ensign Resource Service Group	150,000	3,341,599
Input/Output a,c	325,000	2,096,250
Tesco Corporation a	150,000	1,731,000
Trican Well Service a	65,000	4,190,949

		11,359,798

Precious Metals and Mining - 9.9%
Glamis Gold a	200,000	3,122,000
Hecla Mining Company a,c	500,000	2,740,000
Meridian Gold a	170,000	2,862,800
Silver Standard Resources a,c	100,000	1,158,000

		9,882,800

Total		21,242,598

Technology - 10.5%
Components and Systems - 2.4%
Lowrance Electronics	56,100	1,363,791
Richardson Electronics	100,000	1,027,000

		2,390,791

IT Services - 1.4%
Syntel	80,000	1,416,000

Semiconductors and Equipment - 1.4%
CEVA a,c	50,800	375,920
Exar Corporation a,c	75,000	1,005,000

		1,380,920

Software - 4.3%
ManTech International Cl. A a	75,000	1,730,250
PLATO Learning a,c	35,000	273,000
Transaction Systems Architects Cl. A a	100,100	2,317,315

		4,320,565

Telecommunications - 1.0%
Foundry Networks a,c	100,000	990,000

Total		10,498,276

TOTAL COMMON STOCKS
(Cost $59,229,913)		92,423,394

	PRINCIPAL
	AMOUNT

CORPORATE BONDS - 6.5%
Athena Neurosciences Finance 7.25% Senior Note due 2/21/08 c	$6,000,000	5,025,000
E*TRADE Financial 6.00% Conv. Sub. Note due 2/1/07	1,500,000	1,526,250

TOTAL CORPORATE BONDS
(Cost $6,667,236)		6,551,250

GOVERNMENT BONDS - 12.2%
(Principal Amount shown in local currency.)
Canadian Government Bond 3.00% due 6/1/07	6,150,000	5,054,210
New Zealand Government Bond 6.50% due 2/15/06	10,000,000	7,134,222

TOTAL GOVERNMENT BONDS
(Cost $10,848,613)		12,188,432

U.S. TREASURY OBLIGATIONS - 10.2%
Treasury Inflation Index Protection Security 2.00% due 7/15/14	10,000,000	10,214,250

TOTAL U.S TREASURY OBLIGATIONS
(Cost $10,448,112)		10,214,250

REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Company,
2.30% dated 3/31/05, due 4/1/05, maturity value $4,334,277
(collateralized by Federal Farm Credit Bank,
2.50% due 3/15/06, valued at $4,444,476)
(Cost $4,334,000)	4,334,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 12.0%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio
(Cost $12,021,081)	12,021,081

TOTAL INVESTMENTS - 137.5%
(Cost $103,548,955)	137,732,407

LIABILITIES LESS CASH
AND OTHER ASSETS - (12.6)%	(12,599,157)

PREFERRED STOCK - (24.9)%	(25,000,000)

NET ASSETS APPLICABLE TO
COMMON STOCKHOLDERS - 100.0%	$100,133,250

a	Non-income producing.

b	American Depository Receipt.

c	A portion of these securities were on loan at March 31, 2005. Total market value of loaned securities at March 31, 2005 was $10,994,868.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $103,839,012. At March 31, 2005, net unrealized appreciation for all securities was $33,893,395, consisting of aggregate gross unrealized appreciation of $35,613,317 and aggregate gross unrealized depreciation of $1,719,922. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.
Valuation of investments:
Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc. By: /s/ Charles M. Royce

Charles M. Royce President, Royce Focus Trust, Inc. Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Charles M. Royce

Charles M. Royce President, Royce Focus Trust, Inc. Date: May 23, 2005

By: /s/ John D. Diederich

John D. Diederich Treasurer, Royce Focus Trust, Inc. Date: May 23, 2005